Income Taxes (Tables)	12 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provisions for income taxes consisted of the following for the years ended September 30:

	2013	2012	2011
Currently payable:
United States - Federal	$45.1	$72.8	$34.0
State	6.4	6.5	4.6
Foreign	66.1	80.1	79.8
Total current	117.6	159.4	118.4
Deferred:
United States - Federal	37.0	(2.9)	36.4
State	2.4	(0.2)	2.4
Foreign	3.9	0.2	(12.4)
Total deferred	43.3	(2.9)	26.4
Provision for income taxes	$160.9	$156.5	$144.8

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The source of pre-tax earnings was:

	2013	2012	2011
United States	$247.3	$178.3	$191.6
Foreign	320.6	387.1	214.4
Pre-tax earnings	$567.9	$565.4	$406.0

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes with the amounts computed at the statutory federal income tax rate follows:

	2013		2012		2011
Computed tax at federal statutory rate	$198.8	35.0%	$197.9	35.0%	$142.1	35.0%
State income taxes, net of federal tax benefit	5.5	1.0	4.1	0.7	4.5	1.1
Foreign tax less than the federal rate	(47.1)	(8.3)	(55.6)	(9.8)	(15.9)	(3.9)
Adjustments to prior years' tax accruals	(8.3)	(1.5)	(7.0)	(1.2)	(1.7)	(0.4)
Other taxes including repatriation of foreign earnings	17.4	3.1	16.2	2.9	15.3	3.8
Nontaxable share option	(5.4)	(1.0)	(2.0)	(0.4)	0.2	—
Other, net	—	—	2.9	0.5	0.3	0.1
Total	$160.9	28.3%	$156.5	27.7%	$144.8	35.7%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The deferred tax assets and deferred tax liabilities recorded on the balance sheet at September 30 for the years indicated are as follows and include current and noncurrent amounts:

	2013	2012
Deferred tax liabilities:
Depreciation and property differences	$(83.8)	$(101.1)
Intangible assets	(580.7)	(574.3)
Other tax liabilities	(8.5)	(6.4)
Gross deferred tax liabilities	(673.0)	(681.8)
Deferred tax assets:
Accrued liabilities	104.4	105.7
Deferred and stock-related compensation	102.5	103.6
Tax loss carryforwards and tax credits	10.4	13.9
Intangible assets	17.1	17.3
Postretirement benefits other than pensions	2.6	11.6
Pension plans	81.3	155.3
Inventory differences	28.6	31.7
Other tax assets	5.6	6.6
Gross deferred tax assets	352.5	445.7
Valuation allowance	(9.5)	(11.9)
Net deferred tax liabilities	$(330.0)	$(248.0)

Summary of Income Tax Contingencies [Table Text Block]
Unrecognized tax benefits activity for the years ended September 30, 2013 and 2012 are summarized below:

	2013	2012
Unrecognized tax benefits, beginning of year	$41.0	$41.2
Additions based on current year tax positions and acquisitions	3.4	3.3
Reductions for prior year tax positions	(0.3)	(0.8)
Settlements with taxing authorities/statute expirations	(6.8)	(2.7)
Unrecognized tax benefits, end of year	$37.3	$41.0